8. INCOME TAXES (Details - Provision for income taxes) - USD ($)		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Income taxes (benefit) at federal statutory rate of 34%		$ (1,686,000)	$ (2,373,000)
State income tax, net of federal benefit		(298,000)	(418,000)
Tax effect on non-deductible expenses and credits		69,000	1,524,000
Change in valuation allowance	[1]	1,915,000	1,267,000
Income Tax Expense (Benefit)		$ 0	$ 0

[1]	Pursuant to Internal Revenue Code Sections 382, use of our tax net operating loss carryforwards may be limited.